October 15, 2014

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Numbers. 033-59474, 811-07572
Post-Effective Amendment No.150 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).

The Amendment to the Registrant’s registration statement is being filed as an annual update for the Registrant’s series with an August 31 fiscal year end. The Amendment also adds three new series (Origin Emerging Markets Fund, Real Estate Allocation Fund, and Real Estate Debt Income Fund), Institutional class shares to the International Small Company Fund, and Class R-6 shares to the Diversified Real Asset Fund and new Origin Emerging Markets Fund. In the Amendment, the prospectus information for Classes Institutional, R-1, R-2, R-3, R-4, R-5, R-6 and S shares is being combined with the information for Classes A, C, J, and P. Because of this, there are sections that may appear as having been changed when the information has been consolidated from two prospectuses to one. The Registrant has also had sub-advisor changes since the last annual update. In the Amendment, the Registrant updated certain calendar year end information, including fund and index performance information.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including financial information, for example, expense information, financial highlights, incorporation by reference of information from the annual report, and 5% and 25% ownership information.

The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an October 31 fiscal year end.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel, Registrant